Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies [abstract]
Summary of Significant Accounting Policies

Note 3 – Summary of Significant Accounting Policies

The consolidated financial statements of the Company include the accounts of Hydrogenics and its wholly-owned subsidiaries; Hydrogenics USA, Inc., Hydrogenics Europe N.V., and Hydrogenics Holding GmbH. All intercompany transactions, balances and unrealized gains or losses on transactions between group companies have been eliminated.  Accounting policies of subsidiaries have been changed, where necessary, to ensure consistency with the policies adopted by the Company.  Subsidiaries include all entities controlled by the Company. Control exists when the Company is exposed or has rights to variable returns from the Company’s involvement, and has the ability to affect those returns through the Company’s power over the subsidiary. The existence and potential voting rights presently exercisable or convertible are considered when assessing whether the Company controls another entity.  Subsidiaries are fully consolidated from the date on which control was obtained by the Company and are deconsolidated from the date on which control ceased. The consolidated financial statements have been prepared under the historical cost convention, except for the revaluation of certain financial assets and financial liabilities to fair value.

Investments in joint ventures

Investments in joint ventures, over which the Company has joint control, are accounted for using the equity method. Under the equity method of accounting, investments are initially recorded at cost, and the carrying amount is increased or decreased to recognize the Company’s share of the investee’s net profit or loss, including net profit or loss recognized in other comprehensive income (“OCI”), subsequent to the date of acquisition.

Foreign currency translation

Items included in the financial statements of each consolidated entity in the Company’s consolidated financial statements are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in US dollars, which is the functional currency of Hydrogenics Corporation (“the parent company”).

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in currencies other than an operation’s functional currency are recognized in the consolidated statements of operations and comprehensive loss.

The functional currency of the Company’s subsidiaries located in Belgium and Germany is the euro, which is the currency of the primary economic environment in which these subsidiaries operate. The financial statements of these subsidiaries are translated into US dollars as follows: assets and liabilities, at the closing exchange rate at the dates of the consolidated balance sheets; and the income and expenses and other comprehensive income (loss), at the average exchange rate during the year as this is considered a reasonable approximation to the actual rates.  All resulting foreign exchange changes are recognized in other comprehensive loss as cumulative translation adjustments.

Cash and cash equivalents and restricted cash

Cash equivalents are short-term, highly liquid investments that are readily convertible into known amounts of cash. Cash and cash equivalents, including restricted cash held as partial security for standby letters of credit and letters of guarantee, include cash on hand, deposits held with banks and other short-term, highly liquid investments with original maturities of three months or less.

Financial instruments (excluding hedging activities)

(i)	Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVPL”), at fair value through other comprehensive income (loss) (“FVOCI”) or at amortized cost. The Company determines the classification of financial assets and liabilities at initial recognition. The classification of the Company’s financial assets and liabilities is disclosed in note 35.

(ii)	Measurement

Amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value (except for trade receivables that do not contain a significant financing component which are measured at the transaction price) plus or minus transaction costs and subsequently carried at amortized cost less any impairment.

Fair value through profit and loss

Financial assets and liabilities carried at FVPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of operations and comprehensive loss. Derivatives are included in this category unless designated as hedges. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVPL are included in the consolidated statements of operations and comprehensive loss within other gains and losses in the period in which they arise.

Fair value through other comprehensive income

Financial assets carried at FVOCI are measured at fair value. Interest, dividends and impairment gains and losses are recognized in the consolidated statement of operations on the same basis as for amortized cost assets. Changes in fair value are recognized initially in other comprehensive income. When the assets are derecognized or reclassified the cumulative changes in fair value are reclassified to the consolidated statement of operations (except where they relate to investments in equity instruments). The Company has no financial instruments measured at fair value through other comprehensive loss.

(iii)	Impairment of financial assets at amortized cost

For trade receivables and contract assets, the Company applies the simplified approach to providing for expected credit losses prescribed by IFRS 9, which requires the use of the lifetime expected loss provision for all trade receivables and contract assets based on the Company’s historical default rates over the expected life of the trade receivables adjusted for forward-looking estimates (see note 35).

(iv)	Derecognition

i.

Financial assets - The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are recognized in the consolidated statements of operations and comprehensive loss.

ii.

Financial liabilities - The Company derecognizes financial liabilities only when its obligations under the financial liabilities are discharged, cancelled or expired. Generally, the difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in the consolidated statements of operations and comprehensive loss.

Derivatives and hedging activities

The Company periodically holds derivative financial instruments to hedge its foreign currency risk exposures that are designated as the hedging instrument in a hedge relationship. On initial designation of the hedge, the Company formally documents the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items during the period for which the hedge is designated, and whether the actual results of each hedge are within a range of 80-125%.

For a cash flow hedge of a forecast transaction, the transaction should be highly probable to occur and should present an exposure to variations in cash flows that could ultimately affect reported net income. Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are recognized in other comprehensive income and presented in unrealized gains/losses on cash flow hedges in equity. The amount recognized in other comprehensive income is removed and included in profit or loss in the same period as the hedged cash flows affect profit or loss under the same line item in the consolidated statements of operations and comprehensive loss as the hedged item. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss. If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in other comprehensive income and presented in unrealized gains/losses on cash flow hedges in equity remains there until the forecast transaction affects profit or loss. If the forecast transaction is no longer expected to occur, then the balance in other comprehensive income is recognized immediately in profit or loss. In other cases the amount recognized in other comprehensive income is transferred to profit or loss in the same period that the hedged item affects profit or loss.

Inventories

Raw materials, work-in-progress and finished goods are valued at the lower of cost, determined on a first-in, first-out basis, and net realizable value. Inventory costs include the cost of material, labour, variable overhead and an allocation of fixed manufacturing overhead including amortization based on normal production volumes.  Net realizable value is the estimated selling price less estimated costs of completion and applicable selling expenses. If the carrying value exceeds the net realizable amount, a write-down is recognized. The write-down may be reversed in a subsequent period if the circumstances causing it no longer exist.

Property, plant and equipment

Property, plant and equipment are stated at cost less government grants, accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset’s carrying value or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. The cost and accumulated depreciation of replaced assets are derecognized when replaced. Repairs and maintenance costs are charged to the consolidated statements of operations and comprehensive loss during the period in which they are incurred.

Depreciation is calculated on a diminishing balance method to depreciate the cost of the assets to their residual values over their estimated useful lives. The depreciation rates applicable to each category of property, plant and equipment are as follows:

Plant and Test equipment	30% per annum
Furniture and equipment	20% – 30% per annum
Computer hardware	30% per annum
Automobiles	30% per annum
Leasehold improvements	Straight-line over the term of the lease

Residual values, method of depreciation and useful lives of the assets are reviewed at least annually and adjusted if appropriate.

Construction-in-progress assets are not depreciated until such time they are available for use. Depreciation ceases at the earlier of the date the asset is classified as held-for-sale and the date the asset is derecognized.

Gains and losses on disposals of property, plant and equipment are determined by comparing the proceeds with the carrying value of the asset and are included as part of other gains and losses in the consolidated statements of operations and comprehensive loss.

Intangible assets

The Company’s intangible assets consist of computer software with finite useful lives. These assets are capitalized and amortized over their useful lives using the diminishing balance method of 30% per annum. Costs associated with maintaining computer software programs are recognized as an expense as incurred. The method of amortization and useful lives of the assets are reviewed at least annually and adjusted if appropriate.

Goodwill

Goodwill is recognized as the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the acquiree, less the fair value of the net identifiable assets acquired and liabilities assumed, as of the acquisition date. Subsequent to initial recognition, goodwill is measured at cost less accumulated impairment losses. Goodwill acquired in business combinations is allocated to groups of cash generating units (“CGU”) that are expected to benefit from the synergies of the combination. The goodwill recorded in the Company’s consolidated financial statements relates to the OnSite Generation CGU.

Impairment long-lived assets

Property, plant and equipment and definite life intangible assets are tested for impairment when events or changes in circumstances indicate the carrying value may not be recoverable. Intangible assets with an indefinite useful life or intangible assets not yet available-for-use are subject to an annual impairment test. When events or changes in circumstances indicate impairment, impairment test is performed earlier than annual. For the purpose of measuring recoverable values, assets are grouped at the lowest levels for which there are separately identifiable cash inflows being the CGU. Goodwill is not amortized but is reviewed for impairment annually or at any time an indicator of impairment exists. A goodwill CGU represents the lowest level within an entity at which goodwill is monitored for internal management purposes, which is not higher than an operating segment.

For the long-lived asset impairment test, the recoverable value is the higher of an asset or CGU’s fair value less costs of disposal and value in use. An impairment loss is recognized for the value by which the asset or CGU’s carrying value exceeds its recoverable value.

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer. The Corporation has two segments which are OnSite Generation and Power Systems. OnSite Generation includes the design, development, manufacture and sale of hydrogen generation products. Power Systems includes the design, development, manufacture and sale of fuel cell products.

Provisions and product warranties

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are measured based on management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period, and are discounted to their present value where the effect is material.

Provisions for the estimated cost of installation, start up and commissioning services related to the sale of equipment are recognized at the time of sale where the costs are insignificant in the context of the total contract and where the customer believes they are buying a final installed working product rather than the individual collection of products and services. These costs are revised if circumstances change and any resulting increase or decrease in estimated costs is reflected in the consolidated statement of operations and comprehensive loss in the period in which the circumstances that give rise to the revision become known by management.

Additionally, the Company performs evaluations to identify onerous contracts and where applicable, records provisions for such contracts. Onerous contracts are those in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The unavoidable costs under a contract reflect the least net cost of exiting from the contract, which is the lower of the cost of fulfilling it and any compensation or penalties arising from the failure to fulfill it.

The Company typically provides a warranty for parts and/or labour for up to two years or based on time or certain operating specifications, such as hours of operation. In establishing the warranty provision, the Company estimates the likelihood that products sold will experience warranty claims and the estimated cost to resolve claims received, taking into account the nature of the contract and past and projected experience with the products. Provisions are reviewed at each consolidated balance sheet date and adjusted to reflect the current best estimate. If it is no longer probable that a payment to settle the obligation will be incurred, the provision is reversed.

Warrants

The Company’s warrants include anti-dilution provisions, and as a result have been classified as financial liabilities, and are recorded at their fair value with changes in fair value reflected in the consolidated statements of operations and comprehensive loss.

Leases

Leases are classified as finance leases when the lease arrangement transfers substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases. The assets held under a finance lease are recognized as assets at the lower of the following two values: the present value of the minimum lease payments under the lease arrangement or their fair value determined at inception of the lease. The corresponding obligation to the lessor is accounted for as long-term debt. These assets are depreciated over the shorter of the useful life of the assets and the lease term when there is no reasonable certainty the Company will obtain ownership by the end of the lease term. Payments made under operating leases (net of any incentives received from the lessor) are charged to the consolidated statements of operations and comprehensive loss on a straight-line basis over the period of the lease.

Research and product development

The Company incurs costs associated with the design and development of new products. Expenditures during the research phase are expensed as incurred. Expenditures during the development phase are capitalized if the Company can demonstrate each of the following criteria: (i) the technical feasibility of completing the intangible asset so that it will be available-for-use or sale; (ii) its intention to complete the intangible asset and use or sell it; (iii) its ability to use or sell the intangible asset; (iv) how the intangible asset will generate probable future economic benefits; (v) the availability of adequate technical, financial, and other resources to complete the development and to use or sell the intangible asset; and (vi) its ability to measure reliably the expenditure attributable to the intangible asset during its development; otherwise, they are expensed as incurred. Capitalized costs are amortized over their estimated useful lives. No government grants have been capitalized to date.

Government assistance

Funding for research and product development includes government and non-government research and product development support. Government research and product development funding is recognized when there is reasonable assurance the Company has complied with the conditions attached to the funding arrangement and is recognized as the applicable costs are incurred.  Non-governmental funding is recognized when the Company becomes party to the contractual provisions of the funding agreement and is recognized as the applicable costs are incurred. Research and product development funding is presented as a reduction in research and product development expenses unless it is for reimbursement of an asset, in which case, it is accounted for as a reduction in the carrying amount of the applicable asset. Where the Company receives government contributions that include fixed terms of repayment, a financial liability is recognized and measured as an amortized cost financial liability, as discussed above.

Revenue recognition

The Company’s business is to develop and sell electrolyser and fuel cell products and provide related services. The equipment and services are sold both on their own and bundled together as a package of goods and/or services.

(a) Sale of equipment

Material promises within a contract to deliver distinct goods and services are accounted for as separate performance obligations and the contract price is allocated between each performance obligation based upon their relative stand-alone selling prices.  Revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods and services to the customer. For contracts with customers in which the sale of equipment is generally expected to be the only performance obligation, the Company recognizes revenue at the point in time when control of the asset is transferred to the customer. Control normally passes upon shipment unless the company enters into a bill and hold arrangement, in which case revenue is recognized upon readiness for shipment. The Company’s standard payment terms include a deposit upon order acceptance and payment in full prior to delivery. Startup and commissioning services, if applicable, are invoiced upon completion of the service.

(i) Variable consideration

Some contracts with customers provide trade discounts, exclusivity, license, sales-based royalties and/or volume rebates and discounts and give rise to variable consideration. Variable consideration is estimated at contract inception and updated prospectively for any changes to the estimates. Variable consideration is only included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

(ii) Warranty obligations

The Company provides for warranties for general repairs but does not generally provide extended warranties in its contracts with customers. As such, most existing warranties are assurance-type warranties which will continue to be accounted for under IAS 37 Provisions, Contingent Liabilities and Contingent Assets. For non-standard contracts where the Company provides extended warranties, they are accounted for as separate performance obligations to which the Company allocates a portion of the transaction price.

(b) Long-term contracts

For long-term contracts, such as customer-specific product development contracts, control of the promised goods and services are generally transferred to the customers over time as performance obligations are satisfied. Revenue is recognized over time using input methods based on the measure of the progress towards complete satisfaction of that performance obligation. Under this method, the revenue recognized equals the latest estimate of the total transaction price of the contract multiplied by the actual completion rate, determined by reference to the costs incurred for the transaction and the estimated costs to complete the transaction.

The determination of the transaction price represents the contractually agreed amount, including change orders. A change order results from an official change to the scope of work to be performed compared to the original contract that was signed. The Company estimates costs separately for each customer specific development contract including the effects of change orders.

If circumstances arise that may change the estimated transaction price, the remaining costs or extent of progress toward completion, and estimates of revenues to be recorded are revised. These revisions may result in increases or decreased in estimated revenues or remaining costs to complete and are accounted for prospectively from the period in which the circumstances that give rise to the revision become known by management. If the outcome of a transaction cannot be estimated reliably, revenue is recognized only to the extent of the expenses recognized that are recoverable. When the outcome of a transaction cannot be estimated reliably, and it is not probable the costs incurred will be recovered, revenue is not recognized and the costs incurred are recognized as an expense. Once the uncertainty surrounding the outcome no longer exists, a cumulative catch up adjustment is recognized to record revenue related to prior performance that had not been recognized due to the inability to measure progress.

The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables (contract assets), and customer advances and deposits (contract liabilities) on the consolidated balance sheet. Amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals or upon achievement of contractual milestones. Generally, billing occurs subsequent to revenue recognition, resulting in contract assets reported on the consolidated balance sheet at the end of each reporting period.

(c) Rendering of services

The Company provides start-up, commissioning, installation, scheduled or unscheduled maintenance, both with and without parts and other product development services. These services are sold either on their own or bundled together with the sale of equipment to a customer. Where these performance obligations are not considered distinct (i.e. where the customer believes they are buying a final installed working product and are not buying the individual collection of products and services bundle), these services are combined into a single performance obligation and recognized on the same basis as the sale of the related equipment. Revenue from services deemed to be a separate performance obligation are recognized by reference to the stage of completion based upon relative stand-alone selling prices.

d) Technology transfer, license and exclusivity arrangements

When a single performance obligation includes technology transfer, license of intellectual property or exclusivity arrangements and one or more other goods or services, the Company considers the nature of the combined good or service for which the customer has contracted in determining whether that combined good or service is satisfied over time or at a point in time, and if over time, in selecting an appropriate method for measuring progress.

Revenues from sales-based royalties promised in exchange for a license of intellectual property are recognized as revenue at the later of the date the product subject to the royalty is sold by the licensee, or when the performance obligation to which the sales-based royalty has been allocated is satisfied.

(e) Contract assets

The Company recognizes contract assets depending on the relationship between the Company’s performance obligation and the contract payment terms. A trade receivable is separately recorded only when the Company has an unconditional right to the consideration. For long-term development contracts and OnSite Generation contracts in particular, customers usually retain a small portion of the contract price until completion of the service, installation and commissioning, which generally result in revenue in excess of billings which are presented as contract assets on the consolidated balance sheet. The associated provisions for future costs to complete this work are recorded in provisions.

(f) Contract liabilities

The Company may receive advances from customers upon contract execution for which revenue is expected to occur within 12 months. These are deferred within contract liabilities until recognition in revenue as or when the performance obligation is satisfied. In relation to licensing arrangements, upfront license fees considered to consist of a single performance obligation, including a license of intellectual property and one or more other goods or services, are deferred in contract liabilities until recognition in revenue as or when the combined performance obligation is satisfied. For contracts that require customers to pay long-term advances, the payment terms are structured primarily for reasons other than the provision of finance to the Company; notably, to meet working capital demands, to ensure the customers follow through with their purchase orders, to ensure an incentive to not terminate the contract for any reasons, including economic, or to mitigate a history of late payments. Other long-term customer advances are analyzed to determine whether there is a significant financing component in its contracts and are accounted for separately.

(g) Incremental costs

The Company incurs incremental costs like sales agent commissions for obtaining the contract or to fulfill a contract. These costs are deferred within prepaids for contracts expected to be delivered after more than one year and expensed as the contract is delivered. Where there is a retrospective step up in the sales agent commission on a sale as a result of the salesperson reaching a new cumulative sales threshold, the Company allocates the commission between the contract in question and the preceding contracts in the year that contributed to the agent reaching the threshold. The commission related to any contract that has already been recorded as revenue is expensed while the commission corresponding to contract revenue that has not yet been recorded is capitalized and expensed simultaneously with the related contract revenue.

Cost of sales

Cost of sales for products includes the cost of finished goods inventory and the costs related to shipping and handling.  Cost of sales for service includes direct labour and additional direct and indirect expenses.

Share capital

Common shares are classified as equity.  Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity.

Post-retirement benefit liabilities

The Company has a post-retirement benefit obligation with respect to the Belgium subsidiary related to a defined contribution plan.  Under Belgian law, a guaranteed return on the contributions is required and as a result this is accounted for as a defined benefit plan. The Company has recorded a long-term liability associated with this plan for the present value of the obligation at the consolidated balance sheet dates. Changes in the fair value of this liability represent actuarial gains and losses arising from experience adjustments and are charged/credited to equity in other comprehensive loss.

Stock-based compensation

The Company’s stock-based compensation plans are summarized below:

(i)	Stock options

The Company grants stock options to certain employees. Stock options vest 25% one year from the date of grant and annually thereafter over three more years and expire after ten years. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model. Compensation expense is recognized (with a corresponding adjustment to contributed surplus) over the tranche’s vesting period, and is based on the estimated number of instruments expected to vest, which are then reestimated at the reporting dates to the extent that subsequent information indicates the actual number of instruments expected to vest is likely to differ from previous estimates. When options are exercised the Company issues new shares and the proceeds received net of any directly attributable transaction costs are credited to share capital at exercise price and the difference is adjusted to contributed surplus.

(ii)	Restricted share units (“RSU”)

The Company grants RSUs to certain employees. The RSUs will be settled in the Company’s shares. The cost of the Company’s RSUs is charged to selling, general and administrative expenses using the cliff vesting method. RSUs vest three years from grant date. The fair value of each grant of RSUs is the fair value of the Company’s share price on the date of grant. The resulting compensation expense, included in selling, general and administrative expenses, based on the fair value of the awards granted, is charged to income over the period the employees unconditionally become entitled to the award, with a corresponding increase to contributed surplus.

(iii)	Deferred share units (“DSU”)

The Company grants DSUs to directors as part of their compensation.  The DSUs vest upon grant and are settled in cash. The vested DSUs are marked-to-market at the end of each reporting period based on the closing price of the Company’s shares with the change in fair value recorded in selling, general and administrative expenses.  The Company has set up a liability in the consolidated balance sheets, included within financial liabilities, for the fair value of the vested DSUs.

(iv)	Performance share units (“PSU”)

The Company has granted PSUs to certain employees.  The PSUs will be settled in the Company’s common shares.  The cost of the Company’s PSUs is charged to selling, general and administrative expenses using the graded vesting method. The fair value of the vested share units is the fair value of the Company’s share price on the date of grant. The resulting compensation expense, based on the fair value of the awards granted, excluding the impact of any non-market service and performance vesting conditions, is charged to income over the period the employees unconditionally become entitled to the award, with a corresponding increase to contributed surplus. Non-market vesting conditions are considered in making assumptions about the number of awards that are expected to vest. At each reporting date, the Company reassesses its estimates of the number of awards that are expected to vest and recognizes the impact of any revision in the consolidated statements of operations and comprehensive loss with a corresponding adjustment to contributed surplus.

Income taxes

Income tax expense comprises current income tax expense and deferred income tax expense.  Income tax expense is recognized in the consolidated statements of operations and comprehensive loss, except to the extent that it relates to items recognized directly in equity, in which case, income taxes are also recognized directly in equity.  Current income taxes are the expected taxes payable on the taxable income for the year, using income tax rates enacted at the end of the reporting period, and any adjustment to income taxes payable in respect of previous years. Withholding taxes deducted from license fee revenues by foreign jurisdictions are accounted for and presented as income taxes in the consolidated statement of operations.

In general, deferred income taxes are the amount of income taxes expected to be paid or recoverable in future periods in respect of temporary differences, carry-forwards of unused non-capital tax losses and carry-forwards of unused tax credits. Deferred income taxes arise between the tax base and their carrying values in the consolidated financial statements as well as on unused tax losses and tax credits. Deferred income taxes are determined on a non-discounted basis using tax rates and laws that have been enacted or substantively enacted at the consolidated balance sheet dates and are expected to apply when the deferred income tax asset or liability is settled.

Deferred income taxes are provided on temporary differences arising on investments in subsidiaries and associates, except, in the case of subsidiaries, where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred income tax assets are recognized to the extent it is probable that taxable profits will be available against which the deductible temporary differences and unused tax losses and tax credits can be utilized. The carrying value of deferred income tax assets is reviewed at each consolidated balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the deferred income tax asset to be recovered. Deferred income tax liabilities are not recognized on temporary differences that arise from goodwill, which is not deductible for tax purposes. Deferred income tax assets and liabilities are not recognized in respect of temporary differences that arise on initial recognition of certain assets and liabilities acquired other than in a business combination. Deferred income tax assets and liabilities are presented as non-current.

Net loss per share

Basic net loss per share is calculated based on the weighted average number of common shares outstanding for the year. Diluted net loss per share is calculated using the weighted average number of common shares outstanding for the year for basic net loss per share plus the weighted average number of potential dilutive shares that would have been outstanding during the year had all potential common shares been issued at the beginning of the year or when the underlying stock options or warrants were granted, if later, unless they were anti-dilutive. The treasury stock method is used to determine the incremental number of shares that would have been outstanding had the Company used proceeds from the exercise of stock options and warrants to acquire common shares.